Segmentation	6 Months Ended
Jun. 30, 2026
Segmentation [Abstract]
SEGMENTATION
14 –	SEGMENTATION

ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise that engage in business activities from which it may recognize revenues and incur expenses, and for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker, or group, in deciding how to allocate resources and assess performance.

The Company’s CODM has been identified as the CEO, who reviews the assets, operating results, and financial metrics for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that there is only one reportable segment.

The CODM measures and evaluates the Company’s performance based on segment gross revenue, segment gross profit margin, segment operating expenses and segment operating loss, before interest, taxes, depreciation, and amortization (“EBITDA”). EBITDA is defined as net loss before net interest income or expense, depreciation and amortization expenses, and income tax expense. Adjusted EBITDA is defined as EBITDA adjusted to exclude share-based compensation, change in fair value of derivatives and business combination and closing expenses. EBITDA and Adjusted EBITDA are non-GAAP financial measures. The Company believes that Adjusted EBITDA is an appropriate measure for evaluating the operating performance of the Company’s business segments because it is the primary measure used by the Company’s chief operating decision maker to evaluate the performance of and allocate resources to the Company’s businesses.

Segment performance, as defined by the Company, is not necessarily comparable to other similarly titled captions of other companies.

The following tables set forth the Company’s net loss and adjusted EBITDA for the three- and six- months ended June 30, 2026 and 2025:

	Three Months Ended June 30,		Six Months Ended June 30,
(In US$, unless otherwise stated)	2026	2025	2026	2025
Net loss (GAAP)	$(115,227,348)	$(2,902,313)	$(118,786,726)	$(7,725,194)
Adjustments
Net interest (income) expense	(477,253)	(12,805)	(512,778)	(42,915)
Depreciation and amortization expenses	335,966	180,787	646,233	349,836
EBITDA	(115,368,635)	(2,734,330)	(118,653,271)	(7,418,272)
Adjustments
Share based compensation within
Research and development	436,808	261,285	676,982	2,778,608
Selling and marketing	46,320	65,299	92,386	170,448
General and administrative	509,959	130,294	839,994	437,675
Change in fair value of derivative liabilities	108,294,223	-	105,317,692	-
Business combination and post-closing expenses	622,980	214,101	2,164,930	214,101
Adjusted EBITDA	$(5,458,343)	$(2,063,351)	$(9,561,286)	$(3,817,439)